FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amounts due to banks	$ 26,750	$ 47,857	$ 70,962
Payables from securities financing transactions measured at amortized cost	14,872	12,961	14,394
Cash collateral payables on derivative instruments	32,843	37,293	41,582
Customer deposits	756,830	763,959	792,029
Debt issued measured at amortized cost	229,223	226,251	237,817
Other financial liabilities measured at amortized cost excluding lease liabilities	16,300	16,200	15,300
Not measured at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amounts due to banks	26,800	47,800	71,000
Payables from securities financing transactions measured at amortized cost	14,900	12,900	14,400
Cash collateral payables on derivative instruments	32,800	37,300	41,500
Customer deposits	757,300	764,800	792,900
Debt issued measured at amortized cost	233,800	230,900	241,300
Other financial liabilities measured at amortized cost excluding lease liabilities	$ 16,200	$ 16,000	$ 15,200